PGIM Ultra Short Bond ETF

Schedule of Investments (unaudited)

as of November 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS 84.3%
ASSET-BACKED SECURITIES 22.8%
Automobile ABS 0.9%
Donlen Fleet Lease Funding 2 LLC, Series 2021-2, Class A2, 144A	0.560%	12/11/34	6,000	$5,978,817
Enterprise Fleet Financing LLC, Series 2021-2, Class A2, 144A	0.480	05/20/27	6,210	6,162,705
Honda Auto Receivables Owner Trust, Series 2020-1, Class A3	1.610	04/22/24	5,160	5,201,881

				17,343,403

Collateralized Loan Obligations 21.8%
Allegro CLO IV Ltd. (Cayman Islands), Series 2016-1A, Class AR2, 144A, 3 Month LIBOR + 0.950%	1.074(c)	01/15/30	8,386	8,381,202
Anchorage Capital CLO 7 Ltd. (Cayman Islands), Series 2015-7A, Class AR2, 144A, 3 Month LIBOR + 1.090%	1.226(c)	01/28/31	5,000	4,998,943
Atlas Senior Loan Fund III Ltd. (Cayman Islands), Series 2013-1A, Class AR, 144A, 3 Month LIBOR + 0.830%	0.988(c)	11/17/27	3,250	3,254,701
Atrium XII (Cayman Islands), Series 12A, Class AR, 144A, 3 Month LIBOR + 0.830%	0.958(c)	04/22/27	7,414	7,411,946
Bain Capital Credit CLO (Cayman Islands), Series 2018-1A, Class A1, 144A, 3 Month LIBOR + 0.960%	1.084(c)	04/23/31	4,000	3,996,151
Ballyrock CLO Ltd. (Cayman Islands), Series 2020-2A, Class A1R, 144A, 3 Month LIBOR + 1.010%	1.142(c)	10/20/31	18,000	17,999,998
Benefit Street Partners CLO II Ltd. (Cayman Islands), Series 2013-IIA, Class A1R2, 144A, 3 Month LIBOR + 0.870%	0.994(c)	07/15/29	4,582	4,581,654
Benefit Street Partners CLO III Ltd. (Cayman Islands), Series 2013-IIIA, Class A1R2, 144A, 3 Month LIBOR + 1.000%	1.132(c)	07/20/29	9,118	9,111,143
Benefit Street Partners CLO XII Ltd. (Cayman Islands), Series 2017-12A, Class A1R, 144A, 3 Month LIBOR + 0.950%	1.074(c)	10/15/30	18,000	17,995,518
BlueMountain CLO XXII Ltd. (Cayman Islands), Series 2018-22A, Class A1, 144A, 3 Month LIBOR + 1.080%	1.204(c)	07/15/31	4,500	4,499,308
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class AR, 144A, 3 Month LIBOR + 0.820%	0.942(c)	01/17/28	1,931	1,930,532
Canyon Capital CLO Ltd. (Cayman Islands), Series 2017-1A, Class AR, 144A, 3 Month LIBOR + 1.000%	1.124(c)	07/15/30	15,000	14,996,547
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2014-1A, Class A1R2, 144A, 3 Month LIBOR + 0.970%	1.092(c)	04/17/31	4,985	4,980,851

PGIM Ultra Short Bond ETF

Schedule of Investments (unaudited) (continued)

as of November 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Collateralized Loan Obligations (cont’d.)
Series 2015-5A, Class A1RR, 144A, 3 Month LIBOR + 1.080%	1.212%(c)	01/20/32	18,000	$17,999,996
Carlyle US CLO Ltd. (Cayman Islands), Series 2017-1A, Class A1R, 144A, 3 Month LIBOR + 1.000%	1.132(c)	04/20/31	13,000	12,996,317
Catamaran CLO Ltd. (Cayman Islands), Series 2013-1A, Class AR, 144A, 3 Month LIBOR + 0.850%	0.985(c)	01/27/28	86	85,567
CIFC Funding Ltd. (Cayman Islands),
Series 2013-3RA, Class A1, 144A, 3 Month LIBOR + 0.980%	1.104(c)	04/24/31	2,000	2,000,270
Series 2017-1A, Class AR, 144A, 3 Month LIBOR + 1.010%	1.140(c)	04/23/29	4,915	4,915,162
Series 2017-2A, Class AR, 144A, 3 Month LIBOR + 0.950%	1.082(c)	04/20/30	15,000	14,996,960
Elevation CLO Ltd. (Cayman Islands),
Series 2014-2A, Class A1R, 144A, 3 Month LIBOR + 1.230%	1.354(c)	10/15/29	1,500	1,501,070
Series 2017-7A, Class A, 144A, 3 Month LIBOR + 1.220%	1.344(c)	07/15/30	1,708	1,709,010
Ellington CLO IV Ltd. (Cayman Islands), Series 2019-4A, Class AR, 144A, 3 Month LIBOR + 1.580%	1.704(c)	04/15/29	9,279	9,272,867
Generate CLO 2 Ltd. (Cayman Islands), Series 2A, Class AR, 144A, 3 Month LIBOR + 1.150%	1.278(c)	01/22/31	10,340	10,339,969
HPS Loan Management Ltd. (Cayman Islands), Series 11A-17, Class AR, 144A, 3 Month LIBOR + 1.020%	1.164(c)	05/06/30	3,500	3,499,258
ICG US CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1RR, 144A, 3 Month LIBOR + 1.030%	1.154(c)	04/25/31	7,083	7,078,783
JMP Credit Advisors CLO IV Ltd. (Cayman Islands), Series 2017-1A, Class AR, 144A, 3 Month LIBOR + 1.280%	1.402(c)	07/17/29	11,466	11,468,646
KKR CLO 18 Ltd. (Cayman Islands), Series 18, Class AR, 144A, 3 Month LIBOR + 0.940%	1.062(c)	07/18/30	18,000	17,999,991
KKR CLO 30 Ltd. (Cayman Islands), Series 30A, Class A1R, 144A, 3 Month LIBOR + 1.020%	2.266(c)	10/17/31	14,000	13,999,990
KKR CLO Ltd. (Cayman Islands), Series 11, Class AR, 144A, 3 Month LIBOR + 1.180%	1.304(c)	01/15/31	1,000	1,000,014
KVK CLO Ltd. (Cayman Islands), Series 2018-1A, Class A, 144A, 3 Month LIBOR + 0.930%	1.090(c)	05/20/29	1,614	1,612,370

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Collateralized Loan Obligations (cont’d.)
Madison Park Funding XXX Ltd. (Cayman Islands), Series 2018-30A, Class A, 144A, 3 Month LIBOR + 0.750%	0.874%(c)	04/15/29	13,334	$13,334,817
Madison Park Funding XXXVIII Ltd. (Cayman Islands), Series 2021-38A, Class X, 144A, 3 Month LIBOR + 0.950%	1.084(c)	07/17/34	3,500	3,499,929
Magnetite XVI Ltd. (Cayman Islands), Series 2015-16A, Class AR, 144A, 3 Month LIBOR + 0.800%	0.922(c)	01/18/28	2,392	2,393,389
Midocean Credit CLO IX (Cayman Islands), Series 2018-9A, Class A1, 144A, 3 Month LIBOR + 1.150%	1.282(c)	07/20/31	5,250	5,249,868
Midocean Credit CLO V (Cayman Islands), Series 2016-5A, Class AR, 144A, 3 Month LIBOR + 1.120%	1.244(c)	07/19/28	4,231	4,230,682
Mountain View CLO Ltd. (Cayman Islands), Series 2013-1A, Class ARR, 144A, 3 Month LIBOR + 1.000%	1.121(c)	10/12/30	13,500	13,499,634
Oaktree CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1R, 144A, 3 Month LIBOR + 0.870%	1.002(c)	10/20/27	1,063	1,062,597
Ocean Trails CLO VII (Cayman Islands), Series 2019-7A, Class AR, 144A, 3 Month LIBOR + 1.010%	1.132(c)	04/17/30	5,000	4,999,990
Octagon Investment Partners 31 LLC (Cayman Islands), Series 2017-1A, Class AR, 144A, 3 Month LIBOR + 1.050%	1.182(c)	07/20/30	8,000	7,996,668
OZLM IX Ltd. (Cayman Islands), Series 2014-9A, Class A1A3, 144A, 3 Month LIBOR + 1.100%	1.232(c)	10/20/31	18,000	17,993,925
OZLM VI Ltd. (Cayman Islands), Series 2014-6A, Class A1S, 144A, 3 Month LIBOR + 1.080%	1.202(c)	04/17/31	8,867	8,864,235
OZLM XII Ltd. (Cayman Islands), Series 2015-12A, Class A1R, 144A, 3 Month LIBOR + 1.050%	1.182(c)	04/30/27	57	56,483
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-1A, Class A1R2, 144A, 3 Month LIBOR + 1.130%	1.252(c)	01/17/31	1,250	1,249,676
Series 2015-2A, Class A1R2, 144A, 3 Month LIBOR + 1.100%	1.232(c)	07/20/30	1,400	1,400,688
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands), Series 2018-1A, Class A1AR, 144A, 3 Month LIBOR + 1.000%	1.132(c)	10/20/31	10,000	10,004,820
Race Point VIII CLO Ltd. (Cayman Islands), Series 2013-8A, Class AR2, 144A, 3 Month LIBOR + 1.040%	1.200(c)	02/20/30	9,873	9,876,120
Sound Point CLO VII-R Ltd. (Cayman Islands), Series 2014-3RA, Class A1R, 144A, 3 Month LIBOR + 1.070%	1.194(c)	10/23/31	10,000	9,996,716
Sound Point CLO XVII Ltd. (Cayman Islands), Series 2017-3A, Class A1R, 144A, 3 Month LIBOR + 0.980%	1.112(c)	10/20/30	10,000	9,995,035

PGIM Ultra Short Bond ETF

Schedule of Investments (unaudited) (continued)

as of November 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Collateralized Loan Obligations (cont’d.)
Sound Point CLO XXII Ltd. (Cayman Islands), Series 2019-1A, Class AR, 144A, 3 Month LIBOR + 1.080%	1.212%(c)	01/20/32	13,000	$12,991,073
TICP CLO III-2 Ltd. (Cayman Islands), Series 2018-3R, Class A, 144A, 3 Month LIBOR + 0.840%	0.972(c)	04/20/28	1,447	1,446,373
Trinitas CLO IV Ltd. (Cayman Islands), Series 2016-4A, Class A1L2, 144A, 3 Month LIBOR + 1.100%	1.222(c)	10/18/31	12,000	12,000,737
Trinitas CLO V Ltd. (Cayman Islands), Series 2016-5A, Class ARR, 144A, 3 Month LIBOR + 1.030%	1.154(c)	10/25/28	5,075	5,075,913
Venture XXI CLO Ltd. (Cayman Islands), Series 2015-21A, Class AR, 144A, 3 Month LIBOR + 0.880%	1.004(c)	07/15/27	352	351,998
Venture XXIV CLO Ltd. (Cayman Islands), Series 2016-24A, Class ARR, 144A, 3 Month LIBOR + 0.900%	1.032(c)	10/20/28	9,298	9,295,282
Voya CLO Ltd. (Cayman Islands),
Series 2014-1A, Class AAR2, 144A, 3 Month LIBOR + 0.990%	1.112(c)	04/18/31	1,864	1,863,966
Series 2014-2A, Class A1RR, 144A, 3 Month LIBOR + 1.020%	1.142(c)	04/17/30	1,689	1,688,021
Wellfleet CLO Ltd. (Cayman Islands),
Series 2016-2A, Class A1R, 144A, 3 Month LIBOR + 1.140%	1.272(c)	10/20/28	4,826	4,826,574
Series 2017-2A, Class A1R, 144A, 3 Month LIBOR + 1.060%	1.192(c)	10/20/29	1,750	1,750,151
Series 2019-1A, Class A1R, 144A, 3 Month LIBOR + 1.120%	1.295(c)	07/20/32	20,000	20,000,000
Zais CLO 7 Ltd. (Cayman Islands), Series 2017-2A, Class A, 144A, 3 Month LIBOR + 1.290%	1.414(c)	04/15/30	244	244,102
Zais CLO 8 Ltd. (Cayman Islands), Series 2018-1A, Class A, 144A, 3 Month LIBOR + 0.950%	1.074(c)	04/15/29	713	712,688

				434,566,884

Other ABS 0.1%
SoFi Consumer Loan Program Trust, Series 2021-1, Class A, 144A	0.490	09/25/30	2,825	2,818,148
TOTAL ASSET-BACKED SECURITIES

(cost $454,429,711)				454,728,435

COMMERCIAL MORTGAGE-BACKED SECURITIES 14.0%
BANK,
Series 2017-BNK5, Class A1	1.909	06/15/60	52	51,608
Series 2017-BNK7, Class A1	1.984	09/15/60	1	684
Series 2017-BNK9, Class A1	2.322	11/15/54	319	320,128

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Benchmark Mortgage Trust,
Series 2018-B2, Class A2	3.662%	02/15/51	975	$997,026
Series 2018-B3, Class A2	3.848	04/10/51	896	920,025
Series 2018-B5, Class A2	4.077	07/15/51	800	828,962
CCUBS Commercial Mortgage Trust, Series 2017-C1, Class A1	2.288(cc)	11/15/50	1,515	1,519,633
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class AAB	3.477	05/10/47	259	267,311
Series 2014-GC23, Class AAB	3.337	07/10/47	733	756,287
Series 2014-GC25, Class A3	3.372	10/10/47	7,155	7,448,080
Series 2016-P4, Class A2	2.450	07/10/49	4,422	4,435,390
Series 2017-P8, Class A1	2.065	09/15/50	244	244,347
COMM Mortgage Trust,
Series 2012-CR4, Class A3	2.853	10/15/45	2,704	2,739,429
Series 2012-CR5, Class A4	2.771	12/10/45	4,750	4,830,610
Series 2013-CR11, Class ASB	3.660	08/10/50	437	447,647
Series 2013-CR7, Class ASB	2.739	03/10/46	189	190,773
Series 2013-CR8, Class A4	3.334	06/10/46	454	463,642
Series 2013-CR8, Class A5	3.612(cc)	06/10/46	5,081	5,247,752
Series 2014-CR17, Class ASB	3.598	05/10/47	363	372,406
Series 2014-UBS2, Class ASB	3.472	03/10/47	770	792,613
Series 2014-UBS5, Class A4	3.838	09/10/47	10,000	10,599,147
Series 2015-CR22, Class A3	3.207	03/10/48	2,000	2,002,283
Series 2015-CR23, Class ASB	3.257	05/10/48	1,460	1,508,440
Series 2015-CR24, Class ASB	3.445	08/10/48	2,691	2,790,515
Series 2015-DC1, Class A2	2.870	02/10/48	129	129,135
Series 2015-LC23, Class A2	3.221	10/10/48	591	595,350
Series 2017-COR2, Class A1	2.111	09/10/50	68	68,131
CSAIL Commercial Mortgage Trust,
Series 2015-C3, Class A4	3.718	08/15/48	16,716	17,845,010
Series 2016-C5, Class ASB	3.533	11/15/48	3,332	3,474,957
DBJPM Mortgage Trust,
Series 2016-C3, Class A2	1.886	08/10/49	97	96,706
Series 2017-C6, Class A3	3.269	06/10/50	5,400	5,568,127
Freddie Mac STACR REMIC Trust, Series 2021-DNA5, Class M1, 144A, SOFR30A + 0.650%	0.700(c)	01/25/34	878	878,361
GS Mortgage Securities Corp. Trust, Series 2021-RENT, Class A, 144A, 1 Month LIBOR + 0.700%	0.791(c)	11/21/35	5,425	5,401,166
GS Mortgage Securities Trust,
Series 2014-GC22, Class AAB	3.467	06/10/47	455	467,984
Series 2017-GS7, Class A1	1.950	08/10/50	413	414,355
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2012-C6, Class ASB	3.144	05/15/45	36	35,910
Series 2012-C8, Class A3	2.829	10/15/45	3,024	3,053,629
Series 2013-LC11, Class A5	2.960	04/15/46	7,287	7,432,316
Series 2016-JP2, Class ASB	2.713	08/15/49	7,831	8,056,791

PGIM Ultra Short Bond ETF

Schedule of Investments (unaudited) (continued)

as of November 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C12, Class A4	3.363%	07/15/45	2,904	$2,963,021
Series 2013-C12, Class ASB	3.157	07/15/45	229	230,464
Series 2013-C14, Class ASB	3.761(cc)	08/15/46	6,577	6,759,762
Series 2014-C18, Class A4A2, 144A	3.794	02/15/47	4,082	4,229,939
Series 2014-C25, Class ASB	3.407	11/15/47	3,584	3,709,697
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP7, Class A1	1.969	09/15/50	156	156,001
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2012-C6, Class A4	2.858	11/15/45	1,334	1,343,144
Series 2013-C12, Class ASB	3.824	10/15/46	4,531	4,631,641
Series 2013-C8, Class A4	3.134	12/15/48	4,750	4,835,195
Series 2013-C9, Class AAB	2.657	05/15/46	364	367,862
Series 2014-C19, Class ASB	3.326	12/15/47	5,287	5,457,789
Series 2015-C23, Class ASB	3.398	07/15/50	1,824	1,890,323
Morgan Stanley Capital I Trust,
Series 2016-UB12, Class A2	2.932	12/15/49	2,886	2,885,839
Series 2018-H3, Class A2	3.997	07/15/51	591	611,592
Mortgage Repurchase Agreement Financing Trust, Series 2021-S1, Class A1, 144A, 1 Month LIBOR + 0.500%	0.591(c)	09/10/22	17,000	17,004,173
MSG III Securitization Trust,
Series 2021-1, Class A, 144A, 1 Month LIBOR + 0.750%	0.836(c)	06/25/54	4,480	4,480,798
Series 2021-1, Class B, 144A, 1 Month LIBOR + 0.900%	0.986(c)	06/25/54	650	650,239
Series 2021-1, Class C, 144A, 1 Month LIBOR + 1.100%	1.186(c)	06/25/54	530	530,194
Series 2021-1, Class D, 144A, 1 Month LIBOR + 1.300%	1.386 (c)	06/25/54	200	200,073
One New York Plaza Trust, Series 2020-1NYP, Class A, 144A, 1 Month LIBOR + 0.950%	1.040(c)	01/15/26	4,925	4,915,085
Station Place Securitization Trust,
Series 2021-4, Class A, 144A, 1 Month LIBOR + 0.900%	0.992(c)	04/11/22	6,500	6,493,226
Series 2021-8, Class A, 144A, 1 Month LIBOR + 0.800%	0.892(c)	06/20/22	9,450	9,457,579
Towd Point Mortgage Trust, Series 2021-SJ1, Class A1, 144A	2.250(cc)	07/25/68	16,000	16,168,000
UBS Commercial Mortgage Trust,
Series 2012-C1, Class A3	3.400	05/10/45	485	484,511
Series 2017-C5, Class A1	2.139	11/15/50	197	197,449
Series 2018-C8, Class A1	2.659	02/15/51	876	881,882

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2018-C8, Class A2	3.713%	02/15/51	1,950	$1,997,292
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C3, Class A4	3.091	08/10/49	8,026	8,116,113
Series 2012-C4, Class A5	2.850	12/10/45	11,500	11,653,264
Series 2013-C5, Class A4	3.185	03/10/46	8,311	8,459,034
Series 2013-C6, Class A4	3.244	04/10/46	16,009	16,375,580
Wells Fargo Commercial Mortgage Trust,
Series 2013-LC12, Class A4	4.218(cc)	07/15/46	17,500	18,241,549
Series 2013-LC12, Class ASB	3.928(cc)	07/15/46	4,297	4,412,976
Series 2015-NXS2, Class A2	3.020	07/15/58	174	176,977
Series 2016-C34, Class ASB	2.911	06/15/49	4,506	4,660,273
Series 2017-C42, Class A1	2.338	12/15/50	545	547,995
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES

(cost $283,588,988)				279,469,197

CORPORATE BONDS 46.8%

Agriculture 0.2%
Cargill, Inc., Sr. Unsec’d. Notes, 144A	1.375	07/23/23	1,000	1,010,218
Philip Morris International, Inc., Sr. Unsec’d. Notes	1.125	05/01/23	3,000	3,019,348

				4,029,566

Airlines 0.4%
Southwest Airlines Co., Sr. Unsec’d. Notes	4.750	05/04/23	7,500	7,872,327

Apparel 0.4%
VF Corp., Sr. Unsec’d. Notes	2.050	04/23/22	8,000	8,046,473

Auto Manufacturers 1.8%
American Honda Finance Corp.,
Sr. Unsec’d. Notes, MTN	0.750	08/09/24	4,500	4,454,356
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.290%	0.406(c)	12/10/21	750	750,028
BMW US Capital LLC,
Gtd. Notes, 144A	3.800	04/06/23	4,000	4,161,961
Gtd. Notes, 144A, SOFR + 0.530%	0.579(c)	04/01/24	4,000	4,026,546
Daimler Finance North America LLC, Gtd. Notes, 144A	0.750	03/01/24	13,500	13,390,120
Toyota Motor Credit Corp., Sr. Unsec’d. Notes, MTN, SOFR + 0.300%	0.350(c)	06/13/22	10,000	10,004,304

				36,787,315

Banks 15.8%
Banco del Estado de Chile (Chile), Sr. Unsec’d. Notes, 144A	3.875	02/08/22	4,045	4,060,084
Banco Santander SA (Spain), Sr. Unsec’d. Notes	3.500	04/11/22	10,400	10,509,535
Bank of America Corp., Sr. Unsec’d. Notes, MTN, 3 Month BSBY + 0.430%	0.593(c)	05/28/24	15,000	15,013,990
Bank of Nova Scotia (The) (Canada), Sr. Unsec’d. Notes	1.625	05/01/23	6,000	6,080,431

PGIM Ultra Short Bond ETF

Schedule of Investments (unaudited) (continued)

as of November 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Banque Federative du Credit Mutuel SA (France),
Sr. Unsec’d. Notes, 144A	0.650%	02/27/24	7,250	$7,178,940
Sr. Unsec’d. Notes, 144A, SOFR + 0.410%	0.459(c)	02/04/25	20,000	19,974,716
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes	1.700	05/12/22	10,000	10,045,665
Canadian Imperial Bank of Commerce (Canada),
Sr. Unsec’d. Notes, SOFR + 0.420%	0.469(c)	10/18/24	10,000	9,970,070
Sr. Unsec’d. Notes, SOFR + 0.800%	0.849(c)	03/17/23	6,000	6,036,451
Citizens Bank NA, Sr. Unsec’d. Notes, BKNT, 3 Month LIBOR + 0.810%	0.990(c)	05/26/22	8,500	8,525,805
Commonwealth Bank of Australia (Australia), Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.700%	0.816(c)	03/10/22	5,000	5,008,460
Cooperatieve Rabobank UA (Netherlands), Sr. Unsec’d. Notes, SOFR + 0.300%	0.349(c)	01/12/24	5,500	5,503,270
Credit Agricole Corporate & Investment Bank SA (France), MTN	0.400	01/15/23	11,600	11,584,616
Credit Suisse AG (Switzerland),
Sr. Unsec’d. Notes, SOFR + 0.390%	0.440(c)	02/02/24	3,750	3,740,582
Sr. Unsec’d. Notes, SOFR + 0.450%	0.500(c)	02/04/22	5,000	5,000,920
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes, SOFR + 0.500%	0.550(c)	11/08/23	20,000	19,964,509
DIB Sukuk Ltd. (Cayman Islands), Sr. Unsec’d. Notes	3.664	02/14/22	2,400	2,410,890
Fifth Third Bank NA, Sr. Unsec’d. Notes, BKNT	1.800	01/30/23	5,000	5,061,702
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	5.750	01/24/22	3,000	3,023,475
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.053%	2.908(cc)	06/05/23	7,314	7,391,783
Sr. Unsec’d. Notes, SOFR + 0.538%	0.627(cc)	11/17/23	5,000	4,989,207
Huntington National Bank (The), Sr. Unsec’d. Notes	1.800	02/03/23	6,000	6,070,355
ING Groep NV (Netherlands), Sr. Unsec’d. Notes, 3 Month LIBOR + 1.150%	1.282(c)	03/29/22	10,500	10,535,670
JPMorgan Chase & Co., Sr. Unsec’d. Notes, SOFR + 0.490%	0.768(cc)	08/09/25	15,000	14,794,315
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes	2.623	07/18/22	3,500	3,546,487
Sr. Unsec’d. Notes	2.665	07/25/22	3,044	3,086,094
Morgan Stanley,
Sr. Unsec’d. Notes	2.750	05/19/22	3,000	3,030,933
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 1.400%	1.524(c)	10/24/23	4,750	4,799,173
National Securities Clearing Corp.,
Sr. Unsec’d. Notes, 144A	0.400	12/07/23	3,750	3,723,172

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, 144A	1.200%	04/23/23	3,000	$3,024,124
Nordea Bank Abp (Finland), Sr. Unsec’d. Notes, 144A	0.625	05/24/24	9,500	9,396,889
PNC Bank NA, Sr. Unsec’d. Notes, BKNT, 3 Month LIBOR + 0.325%	0.495(c)	02/24/23	3,000	3,001,067
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, GMTN, 3 Month LIBOR + 0.730%	0.862(c)	02/01/22	5,050	5,055,647
Sr. Unsec’d. Notes, GMTN, SOFR + 0.340%	0.389(c)	10/07/24	10,000	9,979,057
Skandinaviska Enskilda Banken AB (Sweden), Sr. Unsec’d. Notes, 144A	0.650	09/09/24	11,250	11,107,744
Skysea International Capital Management Ltd. (British Virgin Islands), Gtd. Notes, EMTN	4.875	12/07/21	4,300	4,302,388
Sumitomo Mitsui Trust Bank Ltd. (Japan), Sr. Unsec’d. Notes, 144A, SOFR + 0.440%	0.489(c)	09/16/24	7,500	7,494,548
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, MTN, SOFR + 0.350%	0.399(c)	09/10/24	8,000	7,990,775
Sr. Unsec’d. Notes, MTN, SOFR + 0.480%	0.530(c)	01/27/23	7,138	7,160,110
Truist Bank,
Sr. Unsec’d. Notes, BKNT, 3 Month LIBOR + 0.590%	0.748(c)	05/17/22	3,000	3,006,374
Sr. Unsec’d. Notes, BKNT, SOFR + 0.200%	0.249(c)	01/17/24	10,000	9,990,164
Sr. Unsec’d. Notes, BKNT, SOFR + 0.730%	0.779(c)	03/09/23	2,000	2,011,203
UBS AG (Switzerland),
Sr. Unsec’d. Notes, 144A	0.450	02/09/24	3,000	2,958,044
Sr. Unsec’d. Notes, 144A, SOFR + 0.360%	0.410(c)	02/09/24	4,500	4,501,036
US Bank NA, Sr. Unsec’d. Notes, BKNT, 3 Month LIBOR + 0.440%	0.604(c)	05/23/22	3,700	3,704,896

				315,345,366

Beverages 0.7%
Coca-Cola Europacific Partners PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A	0.500	05/05/23	5,600	5,567,535
Sr. Unsec’d. Notes, 144A	0.800	05/03/24	3,000	2,955,166
PepsiCo, Inc., Sr. Unsec’d. Notes	0.400	10/07/23	5,500	5,474,595

				13,997,296

Biotechnology 0.1%
Gilead Sciences, Inc., Sr. Unsec’d. Notes	0.750	09/29/23	2,250	2,243,866

Building Materials 0.1%
Martin Marietta Materials, Inc., Sr. Unsec’d. Notes	0.650	07/15/23	2,250	2,244,826

Chemicals 0.3%
Air Liquide Finance SA (France), Gtd. Notes, 144A	2.250	09/27/23	1,000	1,023,483
Nutrien Ltd. (Canada), Sr. Unsec’d. Notes	1.900	05/13/23	3,000	3,042,151
Westlake Chemical Corp., Sr. Unsec’d. Notes	0.875	08/15/24	2,750	2,724,535

				6,790,169

PGIM Ultra Short Bond ETF

Schedule of Investments (unaudited) (continued)

as of November 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Coal 0.2%
Korea Resources Corp. (South Korea), Sr. Unsec’d. Notes	3.000%	04/24/22	3,200	$3,227,771

Commercial Services 0.3%
PayPal Holdings, Inc., Sr. Unsec’d. Notes	1.350	06/01/23	5,000	5,050,790

Computers 0.4%
Apple, Inc.,
Sr. Unsec’d. Notes	1.700	09/11/22	5,000	5,050,603
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.500%	0.643(c)	02/09/22	2,163	2,164,837

				7,215,440

Diversified Financial Services 2.3%
AIG Global Funding, Sr. Sec’d. Notes, 144A	0.650	06/17/24	12,750	12,586,524
Air Lease Corp., Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.350%	0.466(c)	12/15/22	15,000	14,990,424
Capital One Bank USA NA, Sub. Notes	3.375	02/15/23	4,000	4,119,442
Capital One Financial Corp., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.720%	0.849(c)	01/30/23	1,660	1,667,964
Citigroup Global Markets Holdings, Inc., Gtd. Notes, MTN	0.750	06/07/24	13,250	13,081,099

				46,445,453

Electric 3.8%
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes	3.650	12/01/21	4,000	4,000,000
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.480%	0.612(c)	11/01/23	3,000	2,998,554
CenterPoint Energy, Inc., Sr. Unsec’d. Notes, SOFR + 0.650%	0.700(c)	05/13/24	10,000	9,996,990
DTE Energy Co., Sr. Unsec’d. Notes	2.250	11/01/22	8,000	8,114,111
Entergy Louisiana LLC, First Mortgage	0.620	11/17/23	4,250	4,227,515
Eversource Energy, Sr. Unsec’d. Notes	2.750	03/15/22	1,500	1,506,766
Florida Power & Light Co., Sr. Unsec’d. Notes, SOFR + 0.250%	0.300(c)	05/10/23	12,000	11,986,938
NextEra Energy Capital Holdings, Inc., Gtd. Notes	2.900	04/01/22	2,500	2,518,654
OGE Energy Corp., Sr. Unsec’d. Notes	0.703	05/26/23	3,500	3,483,544
PPL Electric Utilities Corp.,
First Mortgage	2.500	09/01/22	4,800	4,840,371
First Mortgage, SOFR + 0.330%	0.379(c)	06/24/24	2,250	2,248,799
Saudi Electricity Global Sukuk Co. (Cayman Islands), Sr. Unsec’d. Notes	4.211	04/03/22	1,800	1,822,447
Sempra Energy, Sr. Unsec’d. Notes	2.875	10/01/22	10,354	10,509,530
WEC Energy Group, Inc., Sr. Unsec’d. Notes	0.800	03/15/24	7,250	7,189,202

				75,443,421

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Food 1.2%
Hormel Foods Corp., Sr. Unsec’d. Notes	0.650%	06/03/24	3,500	$3,470,019
McCormick & Co., Inc., Sr. Unsec’d. Notes	2.700	08/15/22	7,685	7,787,765
Mondelez International, Inc., Sr. Unsec’d. Notes	0.625	07/01/22	8,000	8,006,238
Nestle Holdings, Inc., Gtd. Notes, 144A	0.375	01/15/24	5,000	4,945,173

				24,209,195

Forest Products & Paper 0.4%
Georgia-Pacific LLC, Sr. Unsec’d. Notes, 144A	3.734	07/15/23	7,000	7,275,665

Gas 0.3%
Atmos Energy Corp., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.380%	0.496(c)	03/09/23	5,250	5,250,682

Healthcare-Products 1.4%
Baxter International, Inc., Sr. Unsec’d. Notes, 144A, SOFR + 0.260%	0.310(c)	12/01/23	20,000	19,990,501
Stryker Corp., Sr. Unsec’d. Notes	0.600	12/01/23	1,250	1,240,561
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes, SOFR + 0.530%	0.579(c)	10/18/24	6,750	6,756,534

				27,987,596

Healthcare-Services 0.4%
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	0.550	05/15/24	7,250	7,175,326

Holding Companies-Diversified 0.1%
Swire Pacific MTN Financing Ltd. (Cayman Islands), Gtd. Notes, EMTN	4.500	02/28/22	2,000	2,016,152

Household Products/Wares 0.4%
Reckitt Benckiser Treasury Services PLC (United Kingdom), Gtd. Notes, 144A, 3 Month LIBOR + 0.560%	0.689(c)	06/24/22	8,000	8,019,268

Insurance 2.7%
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes	2.750	03/15/23	4,853	4,970,137
Equitable Financial Life Global Funding,
Sec’d. Notes, 144A	0.800	08/12/24	3,000	2,969,613
Sec’d. Notes, 144A, SOFR + 0.390%	0.439(c)	04/06/23	10,000	10,010,318
Metropolitan Life Global Funding I, Sec’d. Notes, 144A	3.375	01/11/22	1,250	1,254,141
New York Life Global Funding,
Sec’d. Notes, 144A	2.900	01/17/24	4,190	4,360,438
Sr. Sec’d. Notes, 144A, 3 Month LIBOR + 0.440%	0.561(c)	07/12/22	3,000	3,007,063
Pacific Life Global Funding II, Sr. Sec’d. Notes, 144A	0.500	09/23/23	4,750	4,729,841
Principal Life Global Funding II,
Sec’d. Notes, 144A	0.500	01/08/24	7,250	7,177,086
Sec’d. Notes, 144A, SOFR + 0.450%	0.499(c)	04/12/24	1,250	1,253,164
Protective Life Global Funding,
Sec’d. Notes, 144A	0.631	10/13/23	4,250	4,236,461

PGIM Ultra Short Bond ETF

Schedule of Investments (unaudited) (continued)

as of November 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Insurance (cont’d.)
Sr. Sec’d. Notes, 144A	0.473%	01/12/24	10,000	$9,874,975

				53,843,237

Machinery-Constructions & Mining 0.5%
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, MTN	0.450	09/14/23	10,000	9,966,074

Machinery-Diversified 0.3%
Otis Worldwide Corp., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.450%	0.583(c)	04/05/23	6,700	6,700,168

Media 0.1%
Walt Disney Co. (The), Gtd. Notes, 3 Month LIBOR + 0.390%	0.561(c)	09/01/22	3,000	3,006,169

Miscellaneous Manufacturer 0.1%
Carlisle Cos., Inc., Sr. Unsec’d. Notes	0.550	09/01/23	3,000	2,980,140

Oil & Gas 1.3%
Exxon Mobil Corp.,
Sr. Unsec’d. Notes	1.571	04/15/23	4,000	4,048,206
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.330%	0.485(c)	08/16/22	4,000	4,007,872
Phillips 66,
Gtd. Notes	0.900	02/15/24	4,000	3,961,902
Gtd. Notes	4.300	04/01/22	5,921	5,994,202
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes	0.550	05/15/23	2,500	2,488,547
Sr. Unsec’d. Notes	0.750	01/15/24	4,250	4,195,426
Saudi Arabian Oil Co. (Saudi Arabia), Sr. Unsec’d. Notes, 144A	2.750	04/16/22	1,980	1,995,177

				26,691,332

Pharmaceuticals 3.1%
AbbVie, Inc.,
Sr. Unsec’d. Notes	3.250	10/01/22	17,000	17,257,863
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.650%	0.810(c)	11/21/22	3,000	3,012,560
AmerisourceBergen Corp., Sr. Unsec’d. Notes	0.737	03/15/23	12,000	11,996,506
Astrazeneca Finance LLC, Gtd. Notes	0.700	05/28/24	12,250	12,132,576
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes	0.537	11/13/23	10,000	9,962,979
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.380%	0.535(c)	05/16/22	2,000	2,002,970
GlaxoSmithKline Capital PLC (United Kingdom), Gtd. Notes	0.534	10/01/23	6,500	6,473,087

				62,838,541

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pipelines 1.9%
Enbridge, Inc. (Canada), Gtd. Notes	0.550%	10/04/23	8,000	$7,951,756
Enterprise Products Operating LLC, Gtd. Notes	3.500	02/01/22	12,350	12,408,604
Southern Natural Gas Co. LLC, Sr. Unsec’d. Notes, 144A	0.625	04/28/23	5,250	5,235,890
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes	1.000	10/12/24	9,750	9,676,816
Sr. Unsec’d. Notes	2.500	08/01/22	3,000	3,036,147

				38,309,213

Real Estate 0.3%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada), Sr. Unsec’d. Notes, 144A	3.125	03/20/22	6,775	6,814,143

Real Estate Investment Trusts (REITs) 0.7%
Kimco Realty Corp., Sr. Unsec’d. Notes	3.400	11/01/22	5,935	6,050,349
Public Storage, Sr. Unsec’d. Notes, SOFR + 0.470%	0.520(c)	04/23/24	8,500	8,504,324

				14,554,673

Retail 1.2%
7-Eleven, Inc.,
Sr. Unsec’d. Notes, 144A	0.625	02/10/23	1,750	1,745,723
Sr. Unsec’d. Notes, 144A	0.800	02/10/24	2,250	2,226,362
AutoZone, Inc., Sr. Unsec’d. Notes	3.700	04/15/22	15,000	15,058,145
Home Depot, Inc. (The), Sr. Unsec’d. Notes, 3 Month LIBOR + 0.310%	0.481(c)	03/01/22	1,500	1,500,891
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	2.625	01/15/22	2,193	2,198,567
Starbucks Corp., Sr. Unsec’d. Notes	1.300	05/07/22	1,000	1,003,946

				23,733,634

Savings & Loans 0.5%
Nationwide Building Society (United Kingdom), Sr. Unsec’d. Notes, 144A	0.550	01/22/24	9,750	9,635,250

Semiconductors 0.4%
Analog Devices, Inc., Sr. Unsec’d. Notes, SOFR + 0.250%	0.299(c)	10/01/24	2,000	2,000,006
Intel Corp., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.350%	0.504(c)	05/11/22	5,000	5,006,053

				7,006,059

Software 0.8%
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	0.600	03/01/24	5,750	5,669,529
Infor, Inc., Sr. Unsec’d. Notes, 144A	1.450	07/15/23	1,200	1,205,288
Oracle Corp., Sr. Unsec’d. Notes	2.500	10/15/22	9,000	9,154,254

				16,029,071

Telecommunications 1.7%
NTT Finance Corp. (Japan), Gtd. Notes, 144A	0.583	03/01/24	6,500	6,439,351
Rogers Communications, Inc. (Canada), Gtd. Notes, 3 Month LIBOR + 0.600%	0.725 (c)	03/22/22	4,200	4,205,601

PGIM Ultra Short Bond ETF

Schedule of Investments (unaudited) (continued)

as of November 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	0.750%	03/22/24	8,000	$7,945,755
Sr. Unsec’d. Notes, SOFR + 0.500%	0.549(c)	03/22/24	7,000	7,023,431
Vodafone Group PLC (United Kingdom), Sr. Unsec’d. Notes	2.500	09/26/22	8,000	8,117,496

				33,731,634

Transportation 0.2%
Ryder System, Inc., Sr. Unsec’d. Notes, MTN	2.875	06/01/22	3,000	3,027,551

TOTAL CORPORATE BONDS

(cost $936,390,903)				935,540,852

CERTIFICATES OF DEPOSIT 0.7%
Banks 0.7%
Bank of Montreal (Canada), 3 Month LIBOR + 0.110%	0.224(c)	12/13/21	5,000	5,000,299
Royal Bank of Canada (Canada), 3 Month LIBOR + 0.110%	0.228(c)	12/16/21	3,000	3,000,228
Westpac Banking Corp. (Australia), 3 Month LIBOR + 0.010%	0.138(c)	01/24/22	7,100	7,100,215
TOTAL CERTIFICATES OF DEPOSIT

(cost $15,099,657)				15,100,742

TOTAL LONG-TERM INVESTMENTS (cost $1,689,509,259)				1,684,839,226

			Shares
SHORT-TERM INVESTMENTS 16.2%
AFFILIATED MUTUAL FUND 1.2%
PGIM Core Ultra Short Bond Fund (cost $23,605,613)(wa)			23,605,613	23,605,613

			Principal Amount (000)#
TIME DEPOSIT 0.4%
Skandinaviska Enskilda Banken AB (cost $8,253,373)	0.005	12/01/21	8,253	8,253,373

CERTIFICATES OF DEPOSIT 1.5%
Banks 1.5%
Bank of Montreal (Canada)	0.230	05/05/22	5,000	4,999,646
Bank of Nova Scotia (Canada)	0.230	05/10/22	5,000	4,999,815
MUFG Bank Ltd.	0.300	10/25/22	10,000	9,989,425

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CERTIFICATES OF DEPOSIT (Continued)
Banks (cont’d.)
Natixis SA (France), 3 Month LIBOR + 0.130%	0.246%(c)	12/09/21	10,000	$10,000,363
TOTAL CERTIFICATES OF DEPOSIT

(cost $30,000,000)				29,989,249

COMMERCIAL PAPER 12.6%
BASF SE (Germany) 144A	0.150(s)	12/28/21	20,000	19,998,040
BAT International Finance PLC (United Kingdom) 144A	0.220(s)	12/13/21	3,200	3,199,842
BAT International Finance PLC (United Kingdom) 144A	0.220(s)	12/10/21	15,000	14,999,442
Cabot Corp. 144A	0.220(s)	12/08/21	5,000	4,999,855
Canadian Imperial Bank of Commerce (Canada) 144A	0.241(s)	05/04/22	4,000	3,996,693
Enbridge, Inc. 144A	0.220(s)	12/21/21	7,000	6,999,412
Enbridge, Inc. 144A	0.300(s)	12/10/21	10,000	9,999,628
Enel Finance America LLC 144A	0.401(s)	05/26/22	10,000	9,982,497
Enel Finance America LLC 144A	0.392(s)	07/15/22	5,000	4,987,357
Enel Finance America LLC 144A	0.392(s)	07/14/22	5,000	4,987,413
Glencore Funding LLC 144A	0.260(s)	12/20/21	5,000	4,999,341
Glencore Funding LLC 144A	0.257(s)	12/16/21	5,000	4,999,576
Glencore Funding LLC 144A	0.260(s)	12/17/21	10,000	9,999,041
Healthpeak Properties, Inc. 144A	0.200(s)	12/08/21	8,000	7,999,714
Healthpeak Properties, Inc. 144A	0.200(s)	12/01/21	5,000	4,999,978
HSBC USA, Inc. 144A	0.462(s)	12/10/21	6,000	5,999,827
Hyundai Capital America 144A	0.190(s)	12/08/21	15,000	14,999,664
Ingredion, Inc. 144A	0.200(s)	12/17/21	2,500	2,499,810
Intercontinental Exchange, Inc. 144A	0.230(s)	12/13/21	11,500	11,499,034
Nutrien Ltd. (Canada) 144A	0.200(s)	12/29/21	5,000	4,999,400
Parker Hannifin Corp. 144A	0.250(s)	12/21/21	10,000	9,998,635
Parker Hannifin Corp. 144A	0.400(s)	01/19/22	8,000	7,996,555
Parker Hannifin Corp. 144A	0.260(s)	12/15/21	10,000	9,999,042
Realty Income Corp. 144A	0.190(s)	12/06/21	7,500	7,499,775
Societe Generale SA (France) 144A, 3 Month LIBOR + 0.160%	0.277(c)	12/13/21	10,000	10,000,596
Suncor Energy, Inc. 144A	0.220(s)	12/06/21	14,000	13,999,696
Toronto-Dominion Bank (The) (Canada) 144A, 3 Month LIBOR + 0.090%	0.211(c)	12/03/21	3,000	3,000,010
UBS AG (United Kingdom) 144A, SOFR + 0.170%	0.223(c)	09/21/22	3,500	3,497,480
Walt Disney Co. (The) 144A	0.271(s)	03/31/22	7,000	6,995,741
Waste Management, Inc. 144A	0.321(s)	07/11/22	8,500	8,483,467
Waste Management, Inc. 144A	0.301(s)	09/09/22	6,500	6,481,962
WEC Energy Group, Inc. 144A	0.170(s)	12/13/21	6,000	5,999,703
TOTAL COMMERCIAL PAPER

(cost $251,094,896)				251,098,226

PGIM Ultra Short Bond ETF

Schedule of Investments (unaudited) (continued)

as of November 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE NOTE 0.5%
Electric 0.5%
Southern California Edison Co., 3 Month LIBOR + 0.270% (cost $10,000,000)	0.389%(c)	12/03/21	10,000	$10,000,017

TOTAL SHORT-TERM INVESTMENTS
(cost $322,953,882)				$322,946,478

TOTAL INVESTMENTS 100.5% (cost $2,012,463,141)				2,007,785,704

Liabilities in excess of other assets (0.5)%				(9,943,370)

NET ASSETS 100.0%				$1,997,842,334

The following abbreviations are used in the quarterly report:

(A)-Annual payment frequency for swaps

(Q)-Quarterly payment frequency for swaps

(S)-Semiannual payment frequency for swaps

144A-Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

BKNT-Bank Note

BSBY-Bloomberg Short-Term Bank Yield Index

CLO-Collateralized Loan Obligation

EMTN-Euro Medium Term Note

FEDL01-1 Day Overnight FED Funds Effective Rate

GMTN-Global Medium Term Note

LIBOR-London Interbank Offered Rate

MTN-Medium Term Note

SOFR-Secured Overnight Financing Rate

SOFR30A-30-Day Average Secured Overnight Financing Rate

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at November 30, 2021.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of November 30, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(s)	Represents zero coupon bond. Rate represents yield to maturity at purchase date.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and the PGIM Institutional Money Market Fund, if applicable.

Futures contracts outstanding at November 30, 2021:

Number of contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
	Short Positions:
29	2 Year U.S. Treasury Notes	Mar. 2022	$6,343,297	$(9,932)

Interest rate swap agreements outstanding at November 30, 2021:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at November 30, 2021	Unrealized Appreciation (Depreciation)

Centrally cleared swap agreements:
26,525	01/11/22	2.672%(S)	3 Month LIBOR(Q)	$(22,007)	$(345,882)	$(323,875)
24,945	04/01/22	2.265%(S)	3 Month LIBOR(Q)	(39,229)	(260,427)	(221,198)
11,000	04/12/22	2.357%(S)	3 Month LIBOR(Q)	(28,992)	(117,991)	(88,999)
3,250	06/15/22	1.873%(S)	3 Month LIBOR(Q)	5,717	(56,110)	(61,827)
22,000	08/22/22	1.421%(S)	3 Month LIBOR(Q)	(7,209)	(265,529)	(258,320)
19,000	09/03/22	1.919%(S)	3 Month LIBOR(Q)	(57,013)	(318,272)	(261,259)
25,000	01/30/23	1.467%(S)	3 Month LIBOR(Q)	(9,694)	(421,482)	(411,788)
9,900	02/12/22	1.420%(S)	3 Month LIBOR(Q)	290	(67,396)	(67,686)
7,500	05/11/22	2.300%(S)	FEDL01(1)(A)	(55,133)	(168,360)	(113,227)
2,000	12/10/22	0.362%(S)	FEDL01(1)(A)	13	(7,872)	(7,885)
8,000	07/02/22	(0.001)%(S)	FEDL01(1)(A)	49	9,508	9,459
5,000	04/13/23	(0.013)%(S)	FEDL01(1)(A)	80	28,847	28,767
7,000	01/14/23	(0.006)%(S)	FEDL01(1)(A)	74	28,385	28,311
8,560	05/11/23	2.250%(S)	FEDL01(1)(A)	(304,810)	(337,490)	(32,680)
8,750	02/04/24	0.133%(S)	FEDL01(1)(A)	7,430	94,543	87,113
19,500	03/01/24	0.230%(S)	FEDL01(1)(A)	18,125	170,324	152,199
8,000	03/15/24	0.276%(S)	FEDL01(1)(A)	128	62,521	62,393

PGIM Ultra Short Bond ETF

Schedule of Investments (unaudited) (continued)

as of November 30, 2021

Interest rate swap agreements outstanding at November 30, 2021 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at November 30, 2021	Unrealized Appreciation (Depreciation)

Centrally cleared swap agreements (cont’d):
7,000	03/18/24	0.278%(S)	FEDL01(1)(A)	$127	$55,026	$54,899
8,000	08/31/24	0.399%(S)	FEDL01(1)(A)	147	79,611	79,464
3,000	04/26/24	0.305%(S)	FEDL01(1)(A)	125	25,316	25,191
16,750	05/20/24	0.296%(S)	FEDL01(1)(A)	154	160,279	160,125
5,000	12/07/23	0.221%(S)	FEDL01(1)(A)	130	34,511	34,381
10,900	06/07/24	0.318%(S)	FEDL01(1)(A)	146	104,167	104,021
18,000	06/07/23	0.148%(S)	FEDL01(1)(A)	144	68,747	68,603
12,750	06/16/24	0.304%(S)	FEDL01(1)(A)	151	131,434	131,283
75,000	07/26/23	0.192%(S)	FEDL01(1)(A)	262	312,279	312,017
15,000	08/05/24	0.261%(S)	SOFRRATE(A)	164	184,897	184,733
3,000	08/13/24	0.368%(S)	SOFRRATE(A)	141	28,149	28,008
16,000	05/11/25	0.450%(S)	SOFRRATE(A)	17,713	198,610	180,897
11,250	05/11/24	0.300%(S)	SOFRRATE(A)	(1,420)	90,112	91,532
4,500	09/09/24	0.368%(S)	SOFRRATE(A)	(15)	46,439	46,454
8,000	10/01/23	0.251%(S)	SOFRRATE(A)	154	33,385	33,231
9,750	10/12/24	0.511%(S)	SOFRRATE(A)	163	70,008	69,845

				$(473,895)	$(349,713)	$124,182

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).